Cash and cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and restricted cash	Cash and cash equivalents and restricted cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$65,454,810	$134,255,538
Restricted cash	1,116,456	515,449
Total cash, cash equivalents and restricted cash	$66,571,266	$134,770,987
The Company’s restricted cash as of December 31, 2023 and 2022 consists of certificates of deposits related to the Company’s corporate credit card program and a bank issued letter of credit.